Consolidated Balance Sheet (Parentheticals) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Allowance for Doubtful Accounts	$ 217.0	$ 211.6
Shareholders’ equity
Common Stock, Shares, Outstanding (in shares)	101.3	84.6